Finance Receivables - Schedule of Components of Installment Finance Receivables At Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]
Receivables [Abstract]
Unpaid principal balance of finance receivables - accrual	$ 309,971	$ 307,059
Unpaid principal balance of finance receivables - non-accrual	22,546	25,185
Unpaid principal balance of finance receivables	332,517	332,244
Finance receivables at fair value - accrual	367,724	369,576
Finance receivables at fair value - non-accrual	3,448	3,677
Finance receivables at fair value, excluding accrued interest and fees receivable	371,172	373,253
Accrued interest and fees receivable	10,673	10,637
Finance receivables at fair value	381,845	383,890	[1]	$ 0
Difference between unpaid principal balance and fair value	$ 38,655	$ 41,009

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.